DEBT (Tables)	12 Months Ended
Dec. 28, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
ABL facility	$127,500	$—
OpCo Notes(1)	321,494	300,000
HoldCo Notes	365,000	—
Total long-term debt	$813,994	$300,000
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(1)	As of December 28, 2012, the OpCo notes included an unamortized fair value premium of $21.5 million, recorded as a result of the Merger. See Note 3. Transactions for further information.

Schedule of Basis for Determination of Interest Rates on Credit Facility
After the end of the quarter following the closing of the ABL Facility, the interest rates will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the grid below:

Availability	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.50%	1.50%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.75%	1.75%
Category 3
Less than or equal to $75.0 million	1.00%	2.00%